Balance Sheet Components (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Components [Abstract]
Long-term prepaid expenses	$ 80,000		$ 80,000
Depreciation expense	$ 236	$ 525	$ 710	$ 1,577	$ 2,103	$ 8,547